Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of change in the fair value of the derivative warrant liabilities [Abstract]
Warrant liabilities at January 1, 2021	$ 9,816,670
Change in fair value of derivative warrant liabilities	2,913,330	$ 5,458,920
Derivative warrant liabilities at March 31, 2021	$ 1,273,000	$ 9,816,670